File Number: 8400938

For the reporting period ended December 31, 2004

05042281

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SEC MAIL PROCESSING SECTION RECEIVED MAR 2 9 2005 WASH. D.C. 202

SECURITIES . ...ANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

VALSPAR CORP

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

[X] All   [ ] Some   [ ] None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Mellon Investor Services LLC	84-45579

PROCESSED APR 1 1 2005 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

[ ] Yes   [X] No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - ☐ Comptroller of the Currency
   - ☐ Federal Deposit Insurance Corporation
   - ☐ Board of Governors of the Federal Reserve System
   - ☒ Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)
   - ☐ Yes, filed amendment(s)
   - ☐ No, failed to file amendment(s)
   - ☒ Not applicable

   c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 0

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 0

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

   c. Number of individual securityholder DRS accounts as of December 31: 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:						
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
0	0	0

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: ......0...........

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: Linda Sue Colman	Title: Assistant Corporate Secretary Telephone number: 612/375-7845
Name of Official responsible for Form: (First name, Middle name, Last name) Linda Sue Colman	Date signed (Month/Day/Year): 3/24/05

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):